Options and Warrants (Details) - Schedule of Changes in Options Outstanding - Options [Member] - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Options and Warrants (Details) - Schedule of Changes in Options Outstanding [Line Items]
Shares, Outstanding, Beginning balance	470,335	190,751
Exercise Price, Outstanding, Beginning balance	$ 4.13	$ 4.26
Remaining Life, Outstanding, Beginning balance		2 years 11 months 19 days
Intrinsic Value, Outstanding, Beginning balance
Shares, Granted	404,500	279,584
Exercise Price, Granted	$ 2.18	$ 3.93
Remaining Life, Granted	2 years 8 months 4 days	3 years
Intrinsic Value, Granted
Shares, Expired/Cancelled
Exercise Price, Expired/Cancelled
Remaining Life, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised
Exercise Price, Exercised
Remaining Life, Exercised
Intrinsic Value, Exercised
Shares, Outstanding, Ending balance	874,835	470,335
Exercise Price, Outstanding, Ending balance	$ 3.23	$ 4.13
Remaining Life, Outstanding, Ending balance	2 years 3 months 21 days	2 years 6 months 10 days
Intrinsic Value, Outstanding, Ending balance	$ 214,460
Shares, Exercisable	874,835
Exercise Price, Exercisable	$ 3.23
Remaining Life, Exercisable	2 years 3 months 21 days
Intrinsic Value, Exercisable	$ 214,460